Stock-Based Compensation - Summary of Stock-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	$ 1,089	$ 2,983
Cost of revenue
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation		(21)
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	276	739
Selling, general and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation	$ 813	$ 2,265